Note 22 - Derivatives - Derivatives Not Designated as Hedging Instruments and Ineffectiveness of Hedging Instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Loss on derivative instruments, net (Note 22)	$ (6,986)	$ (910)
Interest Rate Swaps That Meet the Criteria for Hedge Accounting [Member]
Loss on derivative instruments, net (Note 22)	12,160	0
Interest Rate Swap [Member]
Loss on derivative instruments, net (Note 22)	(283)	(190)
Forward Freight Agreements [Member]
Loss on derivative instruments, net (Note 22)	(19,724)	0
Bunker Swap Agreements [Member]
Loss on derivative instruments, net (Note 22)	(48)	0
Foreign Exchange Forward [Member]
Loss on derivative instruments, net (Note 22)	$ 909	$ (720)